Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Income Taxes [Abstract]
Settlement of state income tax matters	$ 2.5	$ 2.5